[CLIFFORD CHANCE LETTERHEAD]




December 5, 2008

Mr. Christian T. Sandoe
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549



RE: CLAYMORE EXCHANGE-TRADED FUND TRUST 2 (THE "FUND"; FILE NOS. 333-135105 AND 811-21910)

Dear Mr. Sandoe:

I enclose Post-Effective Amendment No. 36 to the Fund's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof in connection with the proposed offering of one new series of the Fund.

Pursuant to our conversations, the Fund would like to commence offering this new series in early January 2009. Accordingly, we hereby request that you provide your initial comments to this filing on or before the week of December 29, 2008, if possible.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz